Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income / (loss) before income taxes
The components of income / (loss) before income taxes are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The Cayman Islands	(4,811)	(57,261)	(53,587)
British Virgin Islands	—	(2)	18,832
Hong Kong S.A.R	(53,347)	(27,262)	(17,343)
Sweden	(310)	7,015	13,969
United Kingdom	(11,164)	(348,872)	(246,423)
Americas	—	—	(26,109)
Germany	—	—	(13,291)
The PRC, excluding Hong Kong S.A.R.	(1,100,265)	(1,151,699)	(694,871)
Total	(1,169,897)	(1,578,081)	(1,018,823)

Schedule of income tax expense recognized in the consolidated statements of comprehensive loss
Income tax (expense) benefit recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax (expense) benefit	(6,861)	(29,065)	3,529
Deferred income tax expense	—	—	114
Total income tax (expense) benefit	(6,861)	(29,065)	3,643

Schedule of reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates

	Year ended December 31,
	2021	2022	2023
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	10%	(17)%	4%
Effect of different tax jurisdiction	(1)%	2%	2%
Change in tax rate	—%	—%	18%
Prior year return-to-provision true up	—%	—%	(2)%
Non-deductible expenses	5%	40%	4%
Research and development expenses additional deduction	(6)%	(5)%	(6)%
Change in valuation allowance	17%	7%	5%
Actual income tax expense	—%	2%	—%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Inventories	7,654	3,006
Allowance for doubtful accounts	2,049	2,089
Intangible assets	268,381	218,328
Property and equipment	—	1,093
Contract cost assets	—	6,966
Accrued product warranties	23,037	19,883
Accrued salaries and benefits	10,961	2,360
Accrued expenses and other liabilities	14,494	20,340
Unrealized investment loss of equity method investments	7,326	—
Donation	503	302
Government grants	—	12,198
Operating lease liabilities	22,781	26,634
Net operating loss carryforwards	201,812	303,198
Total deferred tax assets	558,998	616,397
Less: valuation allowance	(537,172)	(582,644)
Deferred tax assets, net of valuation allowance	21,826	33,753

Deferred tax liabilities:
Operating lease right-of-use assets	(21,826)	(23,904)
Property and equipment	—	(1,580)
Unrealized investment gain of equity method investments	—	(8,151)
Total deferred tax liabilities	(21,826)	(33,635)
Net deferred tax assets	—	118

Schedule of movement of the valuation allowance for the deferred tax assets
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	362,371	550,520	537,172
Increase during the year	188,149	121,245	45,472
Reversal of net operating loss carryforwards due to the Restructuring	—	(134,593)	—
Balance as of December 31	550,520	537,172	582,644

Schedule of net operating loss carryforwards by the PRC companies will expire during the period from year 2022 to year 2031, if unused by the following year-end
As of December 31, 2023, the net operating loss carryforwards by the PRC companies will expire during the period from year 2026 to year 2033, if unused by the following year-end:

Year ending December 31,	Amount
RMB
2026	7,450
2027	145,626
2028	112,976
2031	668
2032	571,961
2033	601,622
Total	1,440,303